Contract liabilities	12 Months Ended
Jun. 30, 2023
Contract Liabilities
Contract liabilities

20. Contract liabilities

Contract liabilities consist of the following:

	Consolidated Group
	2023 A$	2022 A$
Deferred subscription revenue	149,865	136,606
Advances for website builds	2,346	736
	152,211	137,342

Current	151,475	136,606
Non-current	736	736